Note 4 - Loans - Aging of the Recorded Investment in Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans and leases	$ 683,575	$ 609,559
Financial Asset, 30 to 59 Days Past Due [Member]
Loans and leases	1,341	1,753
Financial Asset, 60 to 89 Days Past Due [Member]
Loans and leases	0	1,082
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and leases	794	50
Financial Asset, Past Due [Member]
Loans and leases	2,135	2,885
Financial Asset, Not Past Due [Member]
Loans and leases	681,440	606,674
Residential 1 - 4 Family Real Estate [Member]
Loans and leases	129,383	112,196
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and leases	1,146	425
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and leases	0	0
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and leases	93	48
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, Past Due [Member]
Loans and leases	1,239	473
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, Not Past Due [Member]
Loans and leases	128,144	111,723
Commercial and Multi-Family Real Estate [Member]
Loans and leases	414,631	351,979
Commercial and Multi-Family Real Estate [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and leases	103	153
Commercial and Multi-Family Real Estate [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and leases	0	0
Commercial and Multi-Family Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and leases	234	2
Commercial and Multi-Family Real Estate [Member] | Financial Asset, Past Due [Member]
Loans and leases	337	155
Commercial and Multi-Family Real Estate [Member] | Financial Asset, Not Past Due [Member]
Loans and leases	414,294	351,824
Agriculture [Member]
Loans and leases	8,883	8,511
Agriculture [Member] | Real Estate Loan [Member]
Loans and leases	56,137	52,985
Agriculture [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and leases	0	0
Agriculture [Member] | Financial Asset, 30 to 59 Days Past Due [Member] | Real Estate Loan [Member]
Loans and leases	6	0
Agriculture [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and leases	0	0
Agriculture [Member] | Financial Asset, 60 to 89 Days Past Due [Member] | Real Estate Loan [Member]
Loans and leases	0	0
Agriculture [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and leases	0	0
Agriculture [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Real Estate Loan [Member]
Loans and leases	0	0
Agriculture [Member] | Financial Asset, Past Due [Member]
Loans and leases	0	0
Agriculture [Member] | Financial Asset, Past Due [Member] | Real Estate Loan [Member]
Loans and leases	6	0
Agriculture [Member] | Financial Asset, Not Past Due [Member]
Loans and leases	8,883	8,511
Agriculture [Member] | Financial Asset, Not Past Due [Member] | Real Estate Loan [Member]
Loans and leases	56,131	52,985
Commercial Portfolio Segment [Member]
Loans and leases	69,047	78,323
Commercial Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and leases	86	1,170
Commercial Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and leases	0	1,082
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and leases	467	0
Commercial Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Loans and leases	553	2,252
Commercial Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans and leases	68,494	76,071
Consumer Portfolio Segment [Member]
Loans and leases	5,494	5,565
Consumer Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans and leases	0	5
Consumer Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans and leases	0	0
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans and leases
Consumer Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Loans and leases	0	5
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans and leases	$ 5,494	$ 5,560